General Information	12 Months Ended
Dec. 31, 2013
General Information [Abstract]
General Information

1. General Information

The accompanying consolidated financial statements include the accounts of Diana Containerships Inc. (“DCI”) and its wholly-owned subsidiaries (collectively, the “Company”). Diana Containerships Inc. was incorporated on January 7, 2010 under the laws of the Republic of Marshall Islands for the purpose of engaging in any lawful act or activity under the Marshall Islands Business Corporations Act.

The Company is engaged in the seaborne transportation industry through the ownership of containerships and is the sole owner of all outstanding shares of the following subsidiaries, each incorporated in the Marshall Islands:

  Likiep Shipping Company Inc. (“Likiep”), owner of the Marshall Islands flag, 3,426 TEU capacity container vessel, “Sagitta”, which was built and delivered on June 29, 2010.

  Orangina Inc. (“Orangina”), owner of the Marshall Islands flag, 3,426 TEU capacity container vessel, “Centaurus”, which was built and delivered on July 9, 2010.

  Lemongina Inc. (“Lemongina”), owner of the Marshall Islands flag, 4,729 TEU capacity container vessel, “Apl Garnet” (built in 1995), which was acquired on November 19, 2012.

  Ralik Shipping Company Inc. (“Ralik”), owner of the Marshall Islands flag, 4,206 TEU capacity container vessel, “Maersk Madrid” (built in 1989), which was acquired on June 14, 2011 and sold on April 16, 2013 (Note 4). The vessel was renamed, right before her sale, to “Madrid”.

  Mili Shipping Company Inc. (“Mili”), owner of the Marshall Islands flag, 4,714 TEU capacity container vessel, “Maersk Malacca” (built in 1990), which was acquired on June 22, 2011 and sold on May 1, 2013 (Note 4). The vessel was renamed, right before her sale, to “Malacca”.

  Ebon Shipping Company Inc. (“Ebon”), owner of the Marshall Islands flag, 4,714 TEU capacity container vessel, “Maersk Merlion” (built in 1990), which was acquired on June 17, 2011 and sold on May 17, 2013 (Note 4). The vessel was renamed, right before her sale, to “Merlion”.

  Mejit Shipping Company Inc. (“Mejit”), owner of the Marshall Islands flag, 4,729 TEU capacity container vessel, “Apl Sardonyx” (built in 1995), which was acquired on February 17, 2012. The vessel was sold on February 7, 2014 (Note 15) and was renamed, right before her sale, to “Sardonyx”.

  Micronesia Shipping Company Inc. (“Micronesia”), owner of the Marshall Islands flag, 4,729 TEU capacity container vessel, “Apl Spinel” (built in 1996), which was acquired on March 1, 2012 and sold on December 12, 2013 (Note 4). The vessel was renamed, right before her sale, to “Spinel”.

  Rongerik Shipping Company Inc. (“Rongerik”), owner of the Marshall Islands flag, 3,739 TEU capacity container vessel, “Cap San Marco” (built in 2001), which was acquired on February 6, 2012. In August 2012, the vessel was renamed to “Cap Domingo”.

  Utirik Shipping Company Inc. (“Utirik”), owner of the Marshall Islands flag, 3,739 TEU capacity container vessel, “Cap San Raphael” (built in 2002), which was acquired on February 6, 2012. In September 2012, the vessel was renamed to “Cap Doukato”.

  Nauru Shipping Company Inc. (“Nauru”), owner of the Marshall Islands flag, 4,024 TEU capacity container vessel, “Hanjin Malta” (built in 1993), which was acquired on March 15, 2013 (Note 4).

  Eluk Shipping Company Inc. (“Eluk”), owner of the Marshall Islands flag, 6,541 TEU capacity container vessel, “Puelo” (built in 2006), which was acquired on August 22, 2013 (Note 4).

  Oruk Shipping Company Inc. (“Oruk”), owner of the Marshall Islands flag, 6,541 TEU capacity container vessel, “Pucon” (built in 2006), which was acquired on September 20, 2013 (Note 4).

  Unitized Ocean Transport Limited (the “Manager” or “UOT”), was established for the purpose of providing the Company and its vessels with management and administrative services, effective March 1, 2013. Pursuant to the management agreements, UOT receives a fixed commission of 2% on the gross charter hire and freight earned by each vessel plus a technical management fee of $15 per vessel per month for employed vessels and $8 per vessel per month for laid-up vessels, if any. In addition, pursuant to the administrative agreement, UOT receives a fixed monthly fee of $10. Since March 1, 2013 the management and administrative fees payable to UOT are eliminated in consolidation as intercompany transactions. Similar fees for the years ended 2011 and 2012 and the period January 1, 2013 to February 28, 2013 were payable to Diana Shipping Services S.A. (Note 3).

During 2013, 2012 and 2011, charterers that accounted for more than 10% of the Company's hire revenues were as follows:

Charterer	2013	2012	2011
A	16%	46%	73%
B	23%	22%	-
C	-	-	27%
D	-	22%	-
E	38%	-	-
F	10%	-	-